Fair Value Measurements (Details) - USD ($)			6 Months Ended
	Jul. 14, 2026	May 07, 2026	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurements [Line Items]
Common shares issued (in Shares)			621,790,646	0
Derivative payable			$ 25,000,000
Accrued expenses and other current liabilities			27,408,000	$ 339,000
CPU share allocation obligation				$ 292,680,000
Outstanding Convertible Debentures			17,400,000
Fair value of the Convertible Debentures			2,000,000
Repayments of Other Debt			300,000
Transaction costs			800,000
Accrued coupon interest			0.1
July Investment Agreement Derivative [Member]
Fair Value Measurements [Line Items]
Accrued expenses and other current liabilities			25,000,000
Level III [Member]
Fair Value Measurements [Line Items]
CPU share allocation obligation			186,800,000
Convertible Debentures [Member]
Fair Value Measurements [Line Items]
Aggregate principal amount		$ 20,000,000	$ 20,000,000
Net proceeds		$ 19,400,000
Purchase price percentage	97.00%	97.00%	5.00%
Monte Carlo [Member]
Fair Value Measurements [Line Items]
Fair value of the Convertible Debentures			$ 1,700,000
Maximum [Member]
Fair Value Measurements [Line Items]
Additional convertible preferred unit agreements			$ 4,000,000
Maximum [Member] | Common Stock [Member] | July Investment Agreement Derivative [Member]
Fair Value Measurements [Line Items]
Common shares issued (in Shares)			78,525,847
Minimum [Member]
Fair Value Measurements [Line Items]
Additional convertible preferred unit agreements			$ 2,000,000
Minimum [Member] | Common Stock [Member] | July Investment Agreement Derivative [Member]
Fair Value Measurements [Line Items]
Common shares issued (in Shares)			39,520,335